Tax - Summary of Unrecognised Deferred Tax Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unrecognised deferred tax position [line items]
Unrecognised deferred tax	$ 238	$ 200
Gross carrying amount	1,035	1,060
Revenue losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	458	467
Unrecognised deferred tax	87	76
Capital losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	551	562
Unrecognised deferred tax	138	109
Total losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	1,009	1,029
Unrecognised deferred tax	225	185
Tax credits [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	10	12
Unrecognised tax credits deferred tax	10	12
Other [member]
Unrecognised deferred tax position [line items]
Unrecognised deferred tax	3	3
Gross carrying amount	$ 16	$ 19